Related Party Transactions and Balances (Details) - Schedule of Amount Due from and Due to Related Parties - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[1]	$ 4,124,784	$ 3,901,645
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[2]	6,381,596	3,459,129
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[2]	661,799	642,804
Jiangsu Youdi Technology Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[2]	297,345	253,478
Weidong Yu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[3]	3,047
Wen Qiu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[3]	2,184
Jianhui Ye [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[3]	294	155
Tianjin Reneasy technology development Co., Ltd [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties	[4]	139
Related Party [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due from related parties		11,471,188	8,257,211
Amount due to related parties		1,972,352	850,213
Shuang Wu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5],[6]	563,451	474,650
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5],[7]	415,010	215,410
Jiangsu Biqiao motorcycle sales Co., Ltd [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[7],[8]	755,785
Feng Xiao [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[1]	126,175
Nanjing Mingfeng Technology Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[9]	71,807	71,811
Yan Fang [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5]	18,644	68,451
Shenzhen Star Asset Management Co., Ltd. [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[5]	19,900	19,891
Jian Yu [Member]
Schedule of Amount Due from and Due to Related Parties [Line Items]
Amount due to related parties	[6]	$ 1,580

[1]	The balance was prepayments for purchasing e-bicycle gears and e-bicycles.
[2]	The balance was interest-bear loans with annual interest of 4% as stated in contracts to associates, which will mature in September 2024.
[3]	The balance was advances made to the management for the Company’s daily operational purposes.
[4]	The balance was interest-free loans.
[5]	The balance was loans from related parties.
[6]	The balance was the expenses paid by related parties on behalf of the Company for daily operation.
[7]	The balance was the payable for purchasing e-bicycles.
[8]	The balance was the payment received in advance from related parties.
[9]	The balance was payable for payment received on behalf of a related party.